RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Line Items]
Disclosure of interests in subsidiaries [text block]
The table below sets forth information about the relationship between the parent company and its subsidiaries

			Functional	% Ownership interest 12-31-2023			% Ownership interest 12-31-2022
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.630.621-5	Agrícola Ranquillón SpA.	Chile	U.S. Dollar	-	98.64114	98.64114	-	98.58669	98.58669
77.630.618-5	Agrícola San Carlos SpA.	Chile	U.S. Dollar	-	99.94839	99.94839	-	99.94839	99.94839
77.630.623-1	Agrícola Santa Emilia SpA.	Chile	U.S. Dollar	-	99.94839	99.94839	-	99.94839	99.94839
77.630.625-8	Agrícola Santa Isabel SpA.	Chile	U.S. Dollar	-	99.94839	99.94839	-	99.94839	99.94839
77.630.626-6	Agrícola Siberia SpA.	Chile	U.S. Dollar	-	98.64114	98.64114	-	98.58669	98.58669
77.630.629-0	Agrícola Trupán SpA.	Chile	U.S. Dollar	-	98.64114	98.64114	-	98.58669	98.58669
-	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.97070	90.00940	99.98010	9.97070	90.00940	99.98010
-	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.547.510-9	Arauco Bioenergía SpA.	Chile	U.S. Dollar	98.00000	1.99897	99.99897	98.00000	1.99897	99.99897
-	Arauco Canada Ltd.	Canada	Canadian Dollar	-	99.99911	99.99911	-	99.99911	99.99911
-	Arauco Celulose do Brasil S.A.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99907	99.99907
-	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.47783	98.52042	99.99825	1.47783	98.52042	99.99825
-	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.06807	98.93105	99.99912	1.06807	98.93105	99.99912
-	Arauco Europe Cooperatief U.A.	Netherlands	U.S. Dollar	0.44979	99.54919	99.99898	0.52148	99.47751	99.99899
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real	-	99.99899	99.99899	-	99.99900	99.99900
-	Arauco Forest Brasil S.A.	Brazil	Brazilian Real	8.51901	91.48006	99.99907	8.68654	91.31253	99.99907
-	Arauco Participações Florestais Ltda.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99907	99.99907
-	Arauco Industria de México, S.A.de C.V.	Mexico	Mexican pesos	-	99.99910	99.99910	-	99.99910	99.99910
-	Arauco Industria de Paineis S.A.	Brazil	Brazilian Real	-	99.99912	99.99912	-	99.99912	99.99912
-	Arauco Middle East DMCC.	Dubai	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco North America, Inc.	United States	U.S. Dollar	0.00010	99.99901	99.99911	0.00010	99.99901	99.99911
-	Arauco MS Participações S.A. (3)	Brazil	Brazilian Real	0.20000	99.79898	99.99898	-	-	-
-	Arauco Perú S.A.	Peru	U.S. Dollar	0.00126	99.99772	99.99898	0.00126	99.99772	99.99898
-	Arauco Pulp Limited.	United Kingdom	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Ventures Limited.	United Kingdom	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood (China) Company Limited.	China	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood Limited.	United Kingdom	U.S. Dollar	12.63126	87.36785	99.99911	12.63126	87.36785	99.99911
-	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.00050	99.99861	99.99911	0.00050	99.99861	99.99911
-	Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos	0.33333	99.66578	99.99911	0.33333	99.66578	99.99911
96.657.900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	56.83107	56.83107	-	56.82817	56.82817
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99866	99.99866
76.869.577-0	E2E SpA. (1)	Chile	Chilean Pesos	1.00000	98.99861	99.99861	-	-	-
85.805.200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99.94839	-	99.94839	99.94839	-	99.94839
93.838.000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	-	98.64114	98.64114	-	98.58669	98.58669
96.563.550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.01862	1.98036	99.99898	98.01862	1.98036	99.99898
79.990.550-7	Investigaciones Forestales Bioforest SpA.	Chile	U.S. Dollar	1.00000	98.94891	99.94891	1.00000	98.94891	99.94891
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.98010	99.98010	-	99.98010	99.98010
76.860.724-9	Lemu Earth SpA.	Chile	Chilean Pesos	-	87.65386	87.65386	-	86.61426	86.61426
-	Lemu Global Limited.	United Kingdom	U.S. Dollar	-	94.37831	94.37831	-	99.99898	99.99898
-	Lemu Inc. (2)	United States	U.S. Dollar	-	94.37831	94.37831	-	-	-
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.510.970-6	Maderas Arauco S.A.	Chile	U.S. Dollar	-	99.99860	99.99860	-	99.99860	99.99860
-	Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99901	99.99901
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99907	99.99907
76.375.371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	14.47369	85.52544	99.99913	-	99.99898	99.99898
96.637.330-K	Servicios Logísticos Arauco SpA.	Chile	U.S. Dollar	45.00000	54.99923	99.99923	45.00000	54.99923	99.99923
-	Tecverde Engenharia S.A. (1)	Brazil	Brazilian Real	-	89.39060	89.39060	-	-	-
(1)	In March 2023, Arauco acquired the remaining 50% of share in E2E SpA., gaining control of the company and indirectly over Tecverde Engenharia S.A. , which is E2E SpA. subsidiary.
(2)	This company was created in February of 2023.
(3)	This company was created in November of 2023.

Disclosure of information about key management personnel [text block]
Key management personnel compensation and redundancy benefits

	January - December
	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	76,329	83,266	78,114
Per diem compensation to members of the Board of Directors	2,630	2,432	2,538
Termination benefits	4,647	8,320	2,437
Total	83,606	94,018	83,089

Disclosure of transactions between related parties [text block]
Related party receivables, current

Name of related party	Tax ID No.	Nature of relationship	Country	Currency	Maturity	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common stockholder	Chile	Chilean pesos	30 days	10	1
Eka Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	30 days	2,113	2,626
Colbún S.A.	96.505.760-9	Common stockholder	Chile	Chilean pesos	30 days	217	21
Alxar Internacional SpA.	76.879.169-4	Common controlling parent	Chile	Chilean pesos	30 days	42	-
Sociedad Efecto Producciones Ltda.	77.131.710-3	Common matrix director	Chile	Chilean pesos	30 days	9	-
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	Chilean pesos	-	-	41
Parque Eólico Ovejera Sur SpA.	76.839.949-2	Joint venture	Chile	Chilean pesos	-	10	100
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	30 days	14	-
E2E SpA.	76.218.856-2	Joint venture (actual subsidiary)	Chile	Chilean pesos	-	-	60
EMOAC SpA.	76.208.888-6	Common controlling parent	Chile	Chilean pesos	30 days	27	1
Softys Argentina S.A. (Ex-La Papelera del Plata S.A.)	-	Common shareholder of the parent company	Argentina	Argentine pesos	30 days	174	4,713
TOTAL						2,616	7,563

Related party payables, current

Name of related party	Tax ID No.	Nature of relationship	Country	Currency	Maturity	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Copec S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	6,017	4,474
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	319	189
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	444	780
Bioenergías Forestales SpA.	76.188.197-3	Common stockholder	Chile	Chilean pesos	30 days	5	-
Red to Green S.A.	86.370.800-1	Common stockholder	Chile	Chilean pesos	30 days	1	-
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common stockholder	Chile	Chilean pesos	30 days	7	4
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	30 días	14	-
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	-	-	202
Vía Limpia SpA.	79.874.200-0	Common controlling parent	Chile	Chilean pesos	30 days	4	-
Copec Aviation S.A.	96.942.120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	4	3
Agrícola San Gerardo SpA	77.017.167-9	Joint venture	Chile	Chilean pesos	30 days	143	146
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	30 days	-	8,482
TOTAL						6,958	14,280

Related party payables, non-current

Name of related party	Tax ID No.	Nature of relationship	Country	Currency	Maturity	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Agrícola Fresno SpA.	77.470.229-6	Joint venture	Chile	Chilean pesos	12-31-27	7,581	6,731
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	On demand	15,400	-
TOTAL						22,981	6,731

Disclosure of related party transactions related to purchases and sales [text block]
Related party transactions

Purchases

		Nature of			Transaction	12-31-2023	12-31-2022	12-31-2021
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	4,033	3,207	2,644
Copec S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	168,859	92,643	75,166
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport, stowage and port services	17,008	7,643	8,518
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	50,815	41,540	42,318
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and chips	-	-	433
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	1,065	851	778
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	105	123	214
Entel PCS Telecomunicaciones S.A.	96.806.980-2	Common Stockholder	Chile	Chilean pesos	Telephone services	922	970	-
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	Electrical Power	1,187	834	386
Colbún Transmisión S.A.	76.218.856-2	Common Stockholder	Chile	Chilean pesos	Electrical Power	-	77	514
Bionergías Forestales SpA.	76.188.197-3	Common Stockholder	Chile	Chilean pesos	Electrical Power	202	-	-
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	1,283	1,012	1,238
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	Services and other purchases	53	113	93
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	Other purchases	215	246	222
Vía Limpia SpA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	280	199	199

Sales

		Nature of			Transaction	12-31-2023	12-31-2022	12-31-2021
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Colbún S.A.	96.505.760-9	Common Stochholder	Chile	Chilean pesos	Electrical Power	430	161	256
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	23,162	23,539	21,891
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Harvesting services, wood and chips	-	-	7,329
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	IT and administrative services	226	299	139
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	6	525	9,027
Entel PCS Telecomunicaciones S.A.	96.806.980-2	Common Stockholder	Chile	Chilean pesos	Leases	405	289	318
Cartulinas CMPC S.A.	96.731.890-6	Common Stockholder	Chile	Chilean pesos	Pulp	222	-	-
Softys Chile SpA.	96.529.310-8	Common Stockholder	Chile	Chilean pesos	Pulp	782	-	1,127
Forestal Mininco SpA.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	Pest control service and other sales	441	127	87
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	Other sales	294	453	56
E2E SpA.	76.879.577-0	Joint venture	Chile	Chilean pesos	Wood, plywood and boards	117	246	355
EMOAC SPA	76.208.888-6	Indirect subsidiary of controlling parent	Chile	Chilean pesos	Electrical Power	2,125	3,272	-
Softys Argentina S.A. (Ex-La Papelera del Plata S.A.)	-	Common Stockholder	Argentina	Argentine pesos	Pulp	15,534	16,686	20,126

Disclosure of related party transactions related to other transactions
Other transactions

		Nature of			Transaction	12-31-2023	12-31-2022	12-31-2021
Name of related party	Tax ID No.	relationship	Country	Currency	descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Falcão MS SPE S.A.	-	Associate	Brasil	Reales	Capital contribution	23,553	9,664	-
Agrícola San Gerardo SpA	77.017.167-9	Joint venture	Chile	Chilean pesos	Capital contribution	-	136	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Capital contribution	1,509	31,998	7,452
Agrícola El Paque SpA	77.209.739-5	Joint venture	Chile	Chilean pesos	Capital contribution		-	1,095
Parque Eólico Ovejera Sur SpA.	76.839.949-2	Joint venture	Chile	Chilean pesos	Capital contribution	222	118	123
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Issuance of new shares	15,400	-	-
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Capital contribution	9,230	-	-
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Borrowing capitalization	1,770	-	-
E2E SpA.	76.879.577-0	Joint venture (current subsidiary)	Chile	Chilean pesos	Capital contribution	5,254	-	7,759
Tecverde Engenharia S.A.	-	Subsidiary of a joint venture	Brazil	U.S. dollar	Borrowing	2,668	-	-
E2E SpA.	76.879.577-0	Joint venture	Chile	U.S. dollar	Borrowing	537	3,546	1,125

Related parties [member]
Disclosure Of Related Party [Line Items]
Disclosure of joint operations [text block]
The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage as specified in the contractual arrangement.

Company Name	Country	Functional currency
Eufores S.A.	Uruguay	U.S. dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. dollar
Forestal Cono Sur S.A.	Uruguay	U.S. dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. dollar
Ongar S.A.	Uruguay	U.S. dollar
Terminal Logística e Industrial M’Bopicuá S.A.	Uruguay	U.S. dollar